Investments	12 Months Ended
Dec. 31, 2024
Investments
Investments

16 Investments

Equity-accounted investments

	2024				2023
(€ million)	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total
Carrying amount - beginning of the year	53	8,250	4,327	12,630	50	7,065	4,977	12,092
Additions and subscriptions	35	450	242	727	3	1,024	186	1,213
Divestments and reimbursements	(2)	(291)	(33)	(326)
Share of profit of equity-accounted investments	5	795	402	1,202	4	818	800	1,622
Share of loss of equity-accounted investments	(12)	(123)	(181)	(316)	(3)	(149)	(129)	(281)
Deduction for dividends	(3)	(655)	(1,094)	(1,752)	(1)	(939)	(1,060)	(2,000)
Changes in the scope of consolidation	8	635	7	650	3	13	(227)	(211)
Currency translation differences		461	206	667	(2)	(244)	(166)	(412)
Other changes	(2)	(73)	743	668	(1)	662	(54)	607
Carrying amount - end of the year	82	9,449	4,619	14,150	53	8,250	4,327	12,630

Acquisitions and share capital increases mainly related: (i) for €212 million to the acquisition of shareholding in companies engaged in the renewable activity by the Plenitude business line, including 2023 Sol IX Llc (Eni’s interest 73.59%) and 2022 Sol VII Llc (Eni’s interest 75.26%), operating in the United States, with an installed capacity of 0.38 GW in Plenitude share; (ii) for €160 million to the capital increase of QatarEnergy LNG NFE (5) (Eni’s interest 25%) which participates with a 12.5% stake in the North Field East (NFE) project, ensuring Eni a 3.125% stake in the Qatar megaproject for the development of LNG; (iii) for €90 million to the capital increase of Vårgrønn AS, the joint venture (Eni’s interest 65%) which owns the 20% stake in the Doggerbank A, B and C offshore wind projects in the United Kingdom; (iv) for €69 million to the subscription of Mangistau Power BV (Eni’s interest 51%) and of Mangistau Renewables BV (Eni’s interest 51%); (v) for €64 million to the subscription of equity investments by Enilive SpA in joint ventures with local operators, which are building biorefinery plants in South Korea (LG-Eni BioRefining Co Ltd – Eni’s interest 49%) and in Malaysia (Pengerang Biorefinery Sdn Bhd – Eni’s interest 47.5%); (vi) for €34 million to the capital increase of Lotte Versalis Elastomers Co Ltd (Eni’s interest 50%).

Divestments and reimbursements related: (i) for €227 million to the sale of approximately 10% of the share capital of Saipem SpA which took place through an accelerated bookbuilding process aimed at institutional investors; (ii) for €64 million to the capital reimbursement by E&E Algeria Touat BV.

Share of profit from equity-accounted investments essentially referred to: (i) Azule Energy Holdings Ltd for €602 million; (ii) Vår Energi ASA for €259 million; (iii) ADNOC Global Trading Ltd for €113 million; (iv) Saipem SpA for €75 million; (v) SeaCorridor Srl for €45 million; (vi) E&E Algeria Touat BV for €40 million.

Share of loss from equity-accounted investments essentially referred to: (i) St. Bernard Renewables Llc for €45 million; (ii) Vårgrønn AS for €37 million; (iii) Abu Dhabi Oil Refining Company (TAKREER) for €32 million.

Reduction for dividends related to: (i) Vår Energi ASA for €627 million; (ii) Azule Energy Holdings Ltd for €427 million; (iii) Abu Dhabi Oil Refining Company (TAKREER) for €269 million; (iv) Cardón IV SA for €106 million; (v) ADNOC Global Trading Ltd for €102 million; (vi) SeaCorridor Srl for €95 million; (vii) Ithaca Energy Plc for €69 million.

Changes in the scope of consolidation referred for €632 million to the acquisition of control of Neptune Energy group through the joint venture E&E Algeria Touat BV (Eni’s interest 54%).

Other changes included the initial recognition of the fair value of the associate Ithaca Energy Plc (Eni’s interest 37.17%) for €788 million, described in note 5 - Business combinations and other significant transactions.

Net carrying amounts related to the following companies:

	December 31, 2024		December 31, 2023
(€ million)	Net carrying amount	% of the investment	Net carrying amount	% of the investment
Investments in unconsolidated entities controlled by Eni
Other	82		53
	82		53
Joint ventures
Azule Energy Holdings Ltd	5,211	50.00	4,750	50.00
St. Bernard Renewables Llc	806	50.00	829	50.00
E&E Algeria Touat BV	646	54.00
Saipem SpA	528	21.61	722	31.20
SeaCorridor Srl	485	50.10	530	50.10
Vårgrønn AS	406	65.00	336	65.00
Mozambique Rovuma Venture SpA	382	35.71	343	35.71
Cardón IV SA	351	50.00	443	50.00
2023 Sol IX Llc	149	73.59
GreenIT SpA	111	51.00	92	51.00
Lotte Versalis Elastomers Co Ltd	61	50.00	43	50.00
2022 Sol VII Llc	61	75.26
Mangistau Power BV	51	51.00
Hergo Renewables SpA	33	65.00	32	65.00
LabAnalysis Environmental Scienze Srl	26	30.00	25	30.00
Mangistau Renewables BV	21	51.00
Società Oleodotti Meridionali SOM SpA	18	70.00	21	70.00
Other	103		84
	9,449		8,250
Associates
Abu Dhabi Oil Refining Company (TAKREER)	2,275	20.00	2,434	20.00
Ithaca Energy Plc	725	37.17
QatarEnergy LNG NFE (5)	633	25.00	439	25.00
Coral FLNG SA	231	25.00	239	25.00
ADNOC Global Trading Ltd	165	20.00	145	20.00
United Gas Derivatives Co	79	33.33	81	33.33
Novis Renewables Holdings Llc	74	49.00	70	49.00
Bluebell Solar Class A Holdings II Llc	72	99.00	70	99.00
LG-Eni BioRefining Co Ltd	56	49.00
Vår Energi ASA		63.04	447	63.04
Other	309		402
	4,619		4,327
	14,150		12,630

The carrying amount of Vår Energi ASA is equal to zero in relation to the application of the equity method of accounting which includes, among others, the recognition of distributed dividends.

The results of equity-accounted investments by segment are disclosed in note 35 – Segment information and information by geographical area.

As of December 31, 2024, the book and market values of Saipem SpA, Vår Energi ASA and Ithaca Energy Plc, listed equity-accounted companies, respectively, were as follows:

	Saipem SpA	Vår Energi ASA	Ithaca Energy Plc
Number of ordinary shares held	422,920,192	1,573,713,749	614,678,516
% of the investment	21.61	63.04	37.17
Share price (€)	2.509	2.994	1.331
Market value (€ million)	1,061	4,712	818
Book value (€ million)	528		725
Market value vs Book value (€ million)	533	4,712	93

As of December 31, 2024, the market capitalization of Saipem shares exceeded the book value of the investment; therefore, there was no indication of impairment from the point of view of the investor. The carrying amount was aligned with the corresponding share of the investee's net equity book value, less the fraction of the investee net assets corresponding to the equity component of a convertible bond.

The book value of St. Bernard Renewables Llc includes the recognition of goodwill of €19 million as confirmed by the final allocation of the purchase price.

Additional information is included in note 37 – Other information about investments.

Other investments

(€ million)	2024	2023
Carrying amount - beginning of the year	1,256	1,202
Additions and subscriptions	71	102
Change in the fair value with effect to OCI	62	45
Currency translation differences	56	(28)
Other changes	(50)	(65)
Carrying amount - end of the year	1,395	1,256

The fair value of the main non-controlling interests in non-listed investees on regulated markets, classified within level 3 of the fair value hierarchy, was estimated based on a methodology that combines future expected earnings and the sum-of-the-parts methodology (so-called residual income approach) and takes into account, inter alia, the following inputs: (i) expected net profits, as a gauge of the future profitability of the investees, derived from the business plans, but adjusted, where appropriate, to include the assumptions that market participants would incorporate; (ii) the cost of capital, adjusted to include the risk premium of the specific country (7.4%) in which each investee operates. A stress test based on a 1% change in the cost of capital considered in the valuation did not produce significant changes at the fair value valuation.

Dividend income from these investments is disclosed in note 32 – Income (expense) from investments.

The investment book value as of December 31, 2024, primarily related to Nigeria LNG Ltd for €690 million (€642 million at December 31, 2023), Saudi European Petrochemical Co “IBN ZAHR” for €127 million (€121 million at December 31, 2023) and Darwin LNG Pty Ltd for €96 million (€78 million at December 31, 2023).